NOTES PAYABLE (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2022	Jun. 30, 2021
Short-Term Debt [Line Items]
Proceeds from notes payable			$ 869,972		$ 70,000
Purchase of common stock warrants				10,590	64,788			12,500
Share price				$ 45.60
Directors and Officers [Member]
Short-Term Debt [Line Items]
Debt instrument stated percentage							5.65%
Notes payable	$ 0		$ 0
Series C Preferred Stock [Member]
Short-Term Debt [Line Items]
Issued and outstanding common stock shares, percentage		2.64%
13 Notes [Member]
Short-Term Debt [Line Items]
Debt conversion converted instrument shares issued		27,343
Two Notes Payable [Member]
Short-Term Debt [Line Items]
Principal amount		$ 137,500
Original issue discount, percentage		25.00%
Proceeds from notes payable		$ 110,000
Maturity term		6 months
Maturity extension description		The maturity is extendable at the Company’s option for up to three months with a 3% per month extension fee
Purchase of common stock warrants		2,750
Unamortized discount		$ 9,533
Two Notes Payable [Member] | Series C Preferred Stock [Member]
Short-Term Debt [Line Items]
Issued and outstanding common stock shares, percentage		9.24%
13 Notes Payable [Member]
Short-Term Debt [Line Items]
Debt conversion converted instrument shares issued		27,343
Principal amount						$ 568,750
Original issue discount, percentage						25.00%
Proceeds from notes payable						$ 455,000
Maturity term						6 months
Maturity extension description						The maturity is extendable at the Company’s option for up to three months with a 3% per month extension fee
Purchase of common stock warrants						11,375
Unamortized discount						$ 54,555
Share price		$ 24.00
Debt conversion converted instrument amount		$ 656,250
13 Notes Payable [Member] | Series C Preferred Stock [Member]
Short-Term Debt [Line Items]
Issued and outstanding common stock shares, percentage						9.24%
Promissory Note Exchange [Member]
Short-Term Debt [Line Items]
Proceeds from notes payable	$ 200,000
Short term debt terms			This note carries a 12% interest rate, interest payable monthly, and a six month maturity
Debt instrument stated percentage	12.00%		12.00%
Two Notes [Member] | Officer [Member]
Short-Term Debt [Line Items]
Principal amount				$ 40,000				$ 40,000
Unamortized discount				$ 10,000				$ 10,000